Equity-based participation plans for associates (Details 2)	12 Months Ended
Dec. 31, 2018
Annual incentive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Annual Incentive for the Novartis Group CEO and other Executive Committee members is paid 50% in cash and 50% in Novartis restricted shares (RSs) or restricted share units (RSUs). For the Novartis Top Leaders (NTLs), the Annual Incentive is paid 70% in cash and 30% in RSs or RSUs. Cash is paid out during February or March in the year following the end of the performance period, and the shares are granted during January in the year following the end of the performance period.
Share savings plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Associates in certain countries and certain key executives worldwide are encouraged to invest their Annual Incentive, and in the United Kingdom specifically, also their base salary in a share savings plan. Under the share savings plan, participants may elect to receive their relevant compensation fully or partially in Novartis shares in lieu of cash. As a reward for their participation in the share savings plan, at no additional cost to the participant, Novartis matches their investments in shares after a holding period of three or five years.
Employee Share Ownership Plan (ESOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	In Switzerland, Employee Share Ownership Plan (ESOP) participants may choose to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash, or (iii) 100% in cash. After expiration of a three-year holding period for Novartis shares invested under the ESOP, participants will receive one matching share for every two invested shares. Associates eligible for the equity plan “Select” are not eligible to receive ESOP matching shares starting with the 2017 performance period
UK Share Savings Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	In the United Kingdom, associates can invest up to 10% of their monthly salary in shares (up to a maximum of GBP 150) and may also be invited to invest their net Annual Incentive in shares. Two invested shares are matched with one share with a holding period of three years. Starting with the 2017 performance period, United Kingdom associates can only invest a maximum of 50% of their Annual Incentive in shares, and this option is no longer offered to associates who are eligible for the equity plan “Select.”
Leveraged Share Savings Plan (LSSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Leveraged Share Savings Plan (LSSP) was available to key executives for performance periods prior to 2016. At the participant’s election, the Annual Incentive was awarded partly or entirely in shares. The elected number of shares is subject to a holding period of five years. At the end of the holding period, Novartis will match the invested shares at a ratio of 1-to-1 (i.e., one share awarded for each invested share). In the United States, both the LSSP award and the corresponding match are cash settled.
Select
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The equity plan “Select” is a global equity incentive plan under which eligible associates may annually be awarded a grant subject to a three-year vesting period. No awards are granted for performance ratings below a certain threshold. Executive Committee members are not eligible for participation in the equity plan “Select” effective from the performance period 2014, and the NTLs are not eligible to participate effective from the performance period 2016. The equity plan “Select” currently allows participants in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSUs are typically granted. Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options. Tradable share options expire on their 10th anniversary from the grant date. Each tradable share option entitles the holder to purchase after vesting (and before the 10th anniversary from the grant date) one Novartis share at a stated exercise price that equals the closing market price of the underlying share at the grant date.
Long-Term Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Long-Term Performance Plan (LTPP) is an equity plan for the Novartis Group CEO, the other Executive Committee members and the NTLs. For the 2018 grant, the target incentive is 200% of base salary for the Novartis Group CEO, and ranges from 130% to 170% of base salary for other Executive Committee members. For the NTLs, the target incentive ranges from 20% to 160% of base salary. The LTPP awards are based on three-year performance objectives focused on financial and innovation measures. The financial measure is Novartis Cash Value Added (NCVA). The weighting of this measure is 75%. The NCVA target is approved by the Board of Directors. The innovation measure is based on a holistic approach under which Group-wide innovation targets are set at the beginning of the cycle, representing the most important research and development project milestones across the Group. The weighting of this measure is 25%. At the end of the performance period, the Research & Development Committee assists the Board of Directors and the Compensation Committee in evaluating performance against the innovation targets at the end of the cycle. Under the LTPP, participants are granted a target number of performance share units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. Payout is between 0% and 200% of target. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in shares at the end of the performance period.
Long-Term Relative Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Long-Term Relative Performance Plan (LTRPP) is an equity plan for the Novartis Group CEO, other Executive Committee members and NTLs. For the 2018 grant, the target incentive is 125% of base compensation for the Novartis Group CEO, and ranges from 30% to 80% for other Executive Committee members. For the NTLs, the target incentive range is from 10% to 40% of base compensation. The LTRPP is based on a ranking of the Novartis total shareholder return (TSR) relative to a global healthcare peer group of twelve companies until 2016, and 15 companies from 2017, over rolling three-year performance periods. TSR for Novartis and the peer companies is calculated as the change in the company share price, which is translated to USD at the respective exchange rate, including the reinvestment return of dividends, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position of Novartis in the peer group determines the payout range based on a payout matrix. Under the LTRPP, participants are also granted a target number of PSUs at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. Payout is between 0% and 200% of target. PSUs under the LTRPP do not carry voting rights, but do carry dividend equivalents that are paid in shares at the end of the performance period.
Special share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Selected associates, excluding the Executive Committee members, may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each candidate is thoroughly assessed at several management levels. Special Share Awards have a minimum three-year vesting period. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents to the ¬organization. These grants are consistent with market practice and the Novartis philosophy to attract, retain and motivate best-in-class talents around the world. Worldwide, associates at different levels in the organization were awarded RSs and RSUs in 2018. In addition, in 2018, Board members received ¬unrestricted shares as part of their regular compensation.
Alcon equity plans granted to associates prior merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	At the completion of the merger of Alcon, Inc. into Novartis on April 8, 2011, all awards outstanding under the Alcon equity plans were converted into awards based upon Novartis shares with a conversion factor of 3.0727, as defined in the merger agreement. The plans are fully vested. Share options entitle the recipient to purchase Novartis shares at the closing market price of the former Alcon, Inc., share on the day of grant divided by the conversion factor. Share-settled appreciation rights (SSAR) entitle the participant to receive, in the form of Novartis shares, the difference between the values of the former Alcon, Inc. share at the date of grant, converted into Novartis shares using the conversion factor, and the Novartis share price at the date of exercise. Both options and SSARs expire on their 10th anniversary. The last grant was made in 2009, so that only a small residual number of instruments is outstanding as per the end of December 2018.